Offerings - Offering: 1	Dec. 09, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Maximum Aggregate Offering Price	$ 9,774,999,920
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,496,552.49
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), bas
e
d on the proposed m
axim
um aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registrants’ Registration Statement on Form
S-3ASR
(File
No. 333-283677)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

(3)
Includes 4,553,571 shares of common stock, $1.00 par value per share (“common stock”), of the Registrant issuable upon exercise in full of the underwriters’ option to purchase additional shares of common stock.